Note 17 Goodwill, breakdown by CGU and changes of the year (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	€ 700	€ 795
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(20)	(95)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	680	700
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	541	623
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(13)	(82)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	528	541
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	132	143
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(5)	(11)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	127	132
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	23	24
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(1)	(1)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	21	23
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	4	5
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	(1)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	€ 4	€ 4